Related party transactions - Loans to/from related parties (Details) $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended			7 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) acquisition shares	Dec. 31, 2025 USD ($) acquisition $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 AUD ($) acquisition shares	Nov. 25, 2025 shares
Disclosure of transactions between related parties [line items]
Opening balance						$ 0	$ 0
Loans advanced						121,039	0
Less: transaction costs						(2,946)	0
Amortization of carrying amount						4,259	0
Interest paid						(3,117)	0
Closing Balance		$ 119,235			$ 119,235	119,235	0	$ 0
Proceeds from borrowings						$ 121,039	$ 0	$ 0
Number of shares warrants granted to purchase (in shares) | shares		884,838			884,838	884,838	884,838			1,600,000
Share Price (in USD/AUD per share) | $ / shares	$ 3.20			$ 3.20
American depositary shares
Disclosure of transactions between related parties [line items]
Percentage of premium for volume-weighted average price	15.00%		15.00%
Warrants
Disclosure of transactions between related parties [line items]
Fair value of warrants issued			$ 4,000	$ 4,000					$ 5.9
Borrowings - Credit-line facility
Disclosure of transactions between related parties [line items]
Depository receipt ratio	10		10	10					10
Borrowings - Credit-line facility
Disclosure of transactions between related parties [line items]
Borrowing facilities, maximum borrowing capacity	$ 125,000		$ 125,000	$ 125,000
Borrowings maturity, term	5 years		5 years
Proceeds from borrowings		$ 50,000	$ 75,000		$ 125,000
Borrowings, interest rate		8.00%	8.00%	8.00%	8.00%	8.00%			8.00%
Borrowings - Credit-line facility | American depositary shares
Disclosure of transactions between related parties [line items]
Number of shares warrants granted to purchase (in shares) | shares	322,576		322,576	322,576					322,576
Borrowings - Credit-line facility | Warrants
Disclosure of transactions between related parties [line items]
Number of warrants granted to purchase shares (in shares)	3,225,756		3,225,756	3,225,756					3,225,756
Key management personnel of entity or parent | Borrowings - Credit-line facility
Disclosure of transactions between related parties [line items]
Borrowing facilities, maximum borrowing capacity			$ 125,000	$ 125,000
Borrowings maturity, term			5 years
Proceeds from borrowings		$ 50,000	$ 75,000
Borrowings, interest rate		8.00%			8.00%	8.00%